UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10155

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	06-30-2021

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Semiannual Report

June 30, 2021

VP Inflation Protection Fund
Class I (APTIX)
Class II (AIPTX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2021
Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	54.0%
Collateralized Mortgage Obligations	9.3%
Corporate Bonds	7.8%
Sovereign Governments and Agencies	7.4%
Asset-Backed Securities	7.0%
Collateralized Loan Obligations	4.1%
Exchange-Traded Funds	3.8%
U.S. Government Agency Securities	0.4%
Commercial Mortgage-Backed Securities	0.3%
U.S. Government Agency Mortgage-Backed Securities	0.1%
Temporary Cash Investments	5.1%
Other Assets and Liabilities	0.7%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period(1) 1/1/21 - 6/30/21	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,021.10	$2.31	0.46%
Class II	$1,000	$1,019.80	$3.56	0.71%
Hypothetical
Class I	$1,000	$1,022.51	$2.31	0.46%
Class II	$1,000	$1,021.27	$3.56	0.71%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

JUNE 30, 2021 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY SECURITIES — 54.0%
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)	$15,644,245	$18,412,731
U.S. Treasury Inflation Indexed Bonds, 0.125%, 4/15/26	17,311,440	18,839,774
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	5,937,937	7,276,902
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	10,014,357	12,109,597
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	3,625,882	4,891,618
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	3,700,454	4,769,431
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	3,336,012	4,978,980
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	3,092,576	4,666,261
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	18,538,656	22,613,606
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	16,936,561	20,260,744
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	12,260,702	16,944,424
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	15,593,600	19,263,853
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/46	225,414	295,103
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/48	1,082,960	1,446,996
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/49	212,254	286,328
U.S. Treasury Inflation Indexed Bonds, 0.25%, 2/15/50	9,379,822	10,638,856
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/51	1,436,036	1,576,396
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	2,584,725	2,790,650
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25(1)	10,360,396	11,379,599
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	10,549,608	11,484,665
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	20,398,967	22,662,137
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	8,355,825	9,153,070
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	1,105,540	1,224,242
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/27	13,264,398	14,800,793
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	16,835,363	18,885,618
U.S. Treasury Inflation Indexed Notes, 0.75%, 7/15/28	691,529	793,971
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	12,841,446	14,296,560
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/30	23,354,325	25,656,628
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30	15,623,850	17,249,836
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/31	55,294,932	60,904,791
TOTAL U.S. TREASURY SECURITIES (Cost $341,863,150)		380,554,160
COLLATERALIZED MORTGAGE OBLIGATIONS — 9.3%
Private Sponsor Collateralized Mortgage Obligations — 7.5%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	24,575	25,218
Agate Bay Mortgage Loan Trust, Series 2014-3, Class A2, VRN, 3.50%, 11/25/44(2)	245,415	248,097
Agate Bay Mortgage Loan Trust, Series 2015-7, Class A3, VRN, 3.50%, 10/25/45(2)	301,925	305,445
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 12/25/45(2)	397,391	402,781
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 8/25/46(2)	370,244	377,216
Angel Oak Mortgage Trust, Series 2019-4, Class A3 SEQ, VRN, 3.30%, 7/26/49(2)	510,384	515,912
Angel Oak Mortgage Trust, Series 2019-5, Class A3, VRN, 2.92%, 10/25/49(2)	1,169,734	1,176,175

	Principal Amount	Value
Angel Oak Mortgage Trust, Series 2019-6, Class A3 SEQ, VRN, 2.93%, 11/25/59(2)	$1,360,057	$1,369,425
Arroyo Mortgage Trust, Series 2019-2, Class A3, VRN, 3.80%, 4/25/49(2)	1,701,023	1,728,220
Arroyo Mortgage Trust, Series 2021-1R, Class A2 SEQ, VRN, 1.48%, 10/25/48(2)	950,000	949,996
Arroyo Mortgage Trust, Series 2021-1R, Class A3 SEQ, VRN, 1.64%, 10/25/48(2)	775,000	774,998
Cendant Mort Capital LLC, Series 2003-6, Class A3, 5.25%, 7/25/33	195,786	200,657
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A1, VRN, 2.72%, 7/25/49(2)	855,503	865,483
COLT Mortgage Loan Trust, Series 2020-1, Class A3 SEQ, VRN, 2.90%, 2/25/50(2)	719,620	723,899
Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A2 SEQ, 2.23%, 4/25/65(2)	2,150,000	2,183,127
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 12/25/44(2)	584,930	595,371
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A3 SEQ, VRN, 1.54%, 2/25/66(2)	885,879	886,929
GCAT Trust, Series 2019-NQM1, Class A3 SEQ, 3.40%, 2/25/59(2)	1,318,833	1,322,792
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3 SEQ, VRN, 1.62%, 6/25/56(2)	880,688	880,728
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(2)	515,872	522,428
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.91%, 10/25/29(2)	1,146,196	1,180,675
JPMorgan Mortgage Trust, Series 2016-1, Class A7 SEQ, VRN, 3.50%, 5/25/46(2)	2,397,436	2,453,432
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 1/25/47(2)	1,064,780	1,082,427
New Residential Mortgage Loan Trust, Series 2020-NQM2, Class A2 SEQ, VRN, 2.89%, 5/24/60(2)	2,090,000	2,163,605
Sequoia Mortgage Trust, Series 2017-7, Class A7 SEQ, VRN, 3.50%, 10/25/47(2)	1,620,168	1,649,385
Sequoia Mortgage Trust, Series 2019-4, Class A7 SEQ, VRN, 3.50%, 11/25/49(2)	6,250,000	6,434,862
Sequoia Mortgage Trust, Series 2021-5, Class A4 SEQ, VRN, 2.50%, 7/25/51(2)	3,000,000	3,061,875
SG Residential Mortgage Trust, Series 2021-1, Class A3 SEQ, VRN, 1.56%, 7/25/61(2)	1,825,000	1,823,526
STAR Trust, Series 2021-1, Class A1 SEQ, VRN, 1.22%, 5/25/65(2)	3,117,723	3,129,786
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(2)	3,765,000	3,766,841
Verus Securitization Trust, Series 2019-4, Class A3, 3.00%, 11/25/59(2)	1,760,195	1,791,048
Verus Securitization Trust, Series 2020-1, Class A2 SEQ, 2.64%, 1/25/60(2)	2,849,402	2,891,578
Verus Securitization Trust, Series 2020-1, Class A3 SEQ, VRN, 2.72%, 1/25/60(2)	1,187,251	1,202,484
Verus Securitization Trust, Series 2021-1, Class A3, VRN, 1.16%, 1/25/66(2)	2,474,945	2,474,525
Vista Point Securitization Trust, Series 2020-2, Class A3, VRN, 2.50%, 4/25/65(2)	1,465,274	1,480,920

	Principal Amount	Value
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	$106,144	$110,015
		52,751,881
U.S. Government Agency Collateralized Mortgage Obligations — 1.8%
FHLMC, Series K088, Class A2 SEQ, 3.69%, 1/25/29	5,000,000	5,777,492
FHLMC, Series K108, Class A2 SEQ, 1.52%, 3/25/30	6,000,000	6,021,876
FNMA, Series 2014-C02, Class 2M2, VRN, 2.69%, (1-month LIBOR plus 2.60%), 5/25/24	905,136	914,897
FNMA, Series 2014-C04, Class 2M2, VRN, 5.09%, (1-month LIBOR plus 5.00%), 11/25/24	243,169	249,789
		12,964,054
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $65,241,941)		65,715,935
CORPORATE BONDS — 7.8%
Aerospace and Defense — 0.2%
Lockheed Martin Corp., 3.80%, 3/1/45	300,000	349,868
Raytheon Technologies Corp., 4.125%, 11/16/28	720,000	828,971
		1,178,839
Automobiles — 0.3%
Ford Motor Credit Co. LLC, MTN, 4.39%, 1/8/26	470,000	508,188
General Motors Co., 5.15%, 4/1/38	1,140,000	1,393,690
		1,901,878
Banks — 2.5%
Banco Santander SA, 2.96%, 3/25/31	1,000,000	1,031,096
Bank of America Corp., MTN, 4.18%, 11/25/27	895,000	1,003,264
Bank of America Corp., MTN, VRN, 2.09%, 6/14/29	1,065,000	1,074,656
Bank of America Corp., MTN, VRN, 2.68%, 6/19/41	1,480,000	1,438,538
Bank of America Corp., VRN, 3.42%, 12/20/28	735,000	801,030
Barclays plc, 5.20%, 5/12/26	1,130,000	1,293,584
BNP Paribas SA, 4.375%, 9/28/25(2)	1,475,000	1,632,815
Citigroup, Inc., VRN, 1.46%, 6/9/27	990,000	986,907
Citigroup, Inc., VRN, 3.52%, 10/27/28	1,013,000	1,109,970
HSBC Holdings plc, VRN, 1.59%, 5/24/27	820,000	822,198
HSBC Holdings plc, VRN, 2.80%, 5/24/32	440,000	451,882
Huntington Bancshares, Inc., 4.35%, 2/4/23	550,000	581,912
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	485,000	487,739
JPMorgan Chase & Co., VRN, 2.18%, 6/1/28	800,000	819,755
JPMorgan Chase & Co., VRN, 3.16%, 4/22/42	1,175,000	1,224,441
National Australia Bank Ltd., 2.99%, 5/21/31(2)	860,000	873,853
Societe Generale SA, VRN, 2.89%, 6/9/32(2)	740,000	749,746
Truist Financial Corp., MTN, VRN, 1.89%, 6/7/29	330,000	331,321
Wells Fargo & Co., MTN, VRN, 2.39%, 6/2/28	680,000	705,694
Wells Fargo & Co., VRN, 2.19%, 4/30/26	21,000	21,811
		17,442,212
Biotechnology — 0.2%
AbbVie, Inc., 4.55%, 3/15/35	430,000	522,727
AbbVie, Inc., 4.45%, 5/14/46	590,000	713,767
Gilead Sciences, Inc., 3.65%, 3/1/26	300,000	330,896
		1,567,390
Capital Markets — 0.6%
Ares Capital Corp., 2.875%, 6/15/28	624,000	634,345
Blue Owl Finance LLC, 3.125%, 6/10/31(2)	650,000	646,465
Goldman Sachs Group, Inc. (The), VRN, 3.21%, 4/22/42	480,000	502,817

	Principal Amount	Value
Macquarie Group Ltd., VRN, 1.63%, 9/23/27(2)	$286,000	$284,182
Morgan Stanley, VRN, 1.59%, 5/4/27	1,938,000	1,952,560
Morgan Stanley, VRN, 3.22%, 4/22/42	167,000	177,221
		4,197,590
Diversified Financial Services — 0.1%
Block Financial LLC, 2.50%, 7/15/28	584,000	587,298
Diversified Telecommunication Services — 0.8%
AT&T, Inc., 2.55%, 12/1/33(2)	905,000	897,503
AT&T, Inc., 3.55%, 9/15/55(2)	1,651,000	1,658,940
Verizon Communications, Inc., 4.33%, 9/21/28	486,000	565,823
Verizon Communications, Inc., 1.75%, 1/20/31	1,110,000	1,064,544
Verizon Communications, Inc., 2.65%, 11/20/40	1,197,000	1,154,051
		5,340,861
Electric Utilities — 0.2%
Duke Energy Florida LLC, 1.75%, 6/15/30	610,000	598,305
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	400,000	442,343
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	300,000	334,659
		1,375,307
Equity Real Estate Investment Trusts (REITs) — 0.3%
American Homes 4 Rent LP, 2.375%, 7/15/31(3)	180,000	178,033
Crown Castle International Corp., 3.80%, 2/15/28	1,122,000	1,247,535
Lexington Realty Trust, 2.70%, 9/15/30	670,000	682,079
Sun Communities Operating LP, 2.70%, 7/15/31	340,000	340,709
		2,448,356
Food and Staples Retailing — 0.1%
Kroger Co. (The), 3.875%, 10/15/46	600,000	662,759
Food Products†
Mondelez International, Inc., 2.75%, 4/13/30	237,000	249,869
Health Care Providers and Services — 0.2%
Cigna Corp., 4.90%, 12/15/48	300,000	387,080
CVS Health Corp., 4.78%, 3/25/38	260,000	320,341
Duke University Health System, Inc., 3.92%, 6/1/47	467,000	563,556
		1,270,977
Insurance — 0.3%
Brighthouse Financial Global Funding, 2.00%, 6/28/28(2)	1,061,000	1,062,769
Global Atlantic Fin Co., 3.125%, 6/15/31(2)	395,000	398,196
Security Benefit Global Funding, 1.25%, 5/17/24(2)	900,000	901,862
		2,362,827
Internet and Direct Marketing Retail — 0.2%
Amazon.com, Inc., 2.10%, 5/12/31	900,000	915,724
Amazon.com, Inc., 2.875%, 5/12/41	780,000	805,752
		1,721,476
Media — 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.50%, 6/1/41	820,000	826,902
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	960,000	1,324,339
Comcast Corp., 3.75%, 4/1/40	200,000	225,810
Cox Communications, Inc., 2.60%, 6/15/31(2)	453,000	460,295
ViacomCBS, Inc., 4.375%, 3/15/43	530,000	614,729
		3,452,075
Multi-Utilities — 0.2%
Dominion Energy, Inc., 4.90%, 8/1/41	550,000	696,691

		Principal Amount	Value
Sempra Energy, 3.25%, 6/15/27		$350,000	$380,054
			1,076,745
Oil, Gas and Consumable Fuels — 0.5%
Chevron Corp., 2.00%, 5/11/27		390,000	402,796
Enterprise Products Operating LLC, 4.85%, 3/15/44		250,000	306,176
MPLX LP, 4.50%, 4/15/38		161,000	184,981
Petroleos Mexicanos, 3.50%, 1/30/23		331,000	338,361
Petroleos Mexicanos, 4.875%, 1/18/24		700,000	735,525
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25		950,000	1,086,571
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30		400,000	433,453
			3,487,863
Pharmaceuticals — 0.1%
Viatris, Inc., 2.70%, 6/22/30(2)		196,000	198,350
Viatris, Inc., 4.00%, 6/22/50(2)		215,000	227,763
			426,113
Road and Rail†
DAE Funding LLC, 1.55%, 8/1/24(2)		245,000	244,968
Software — 0.3%
Oracle Corp., 3.60%, 4/1/40		1,075,000	1,135,645
salesforce.com, Inc., 1.50%, 7/15/28(3)		698,000	697,102
salesforce.com, Inc., 2.70%, 7/15/41(3)		525,000	529,165
			2,361,912
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 2.65%, 2/8/51		375,000	367,370
HP, Inc., 2.65%, 6/17/31(2)		460,000	460,184
			827,554
Water Utilities — 0.1%
Essential Utilities, Inc., 2.70%, 4/15/30		560,000	582,049
TOTAL CORPORATE BONDS (Cost $52,665,363)			54,766,918
SOVEREIGN GOVERNMENTS AND AGENCIES — 7.4%
Canada — 7.4%
Canadian Government Real Return Bond, 4.25%, 12/1/26	CAD	30,333,463	31,589,160
Canadian Government Real Return Bond, 4.00%, 12/1/31	CAD	17,516,556	20,747,637
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $48,589,710)			52,336,797
ASSET-BACKED SECURITIES — 7.0%
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class C, 1.48%, 2/18/26		$2,750,000	2,791,245
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(2)(3)		1,400,000	1,399,754
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)		372,801	382,225
Drive Auto Receivables Trust, Series 2019-4, Class C, 2.51%, 11/17/25		1,787,000	1,812,998
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(2)		1,900,000	1,895,181
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(2)		1,456,717	1,504,569
Goodgreen Trust, Series 2021-1A, Class A SEQ, 2.66%, 10/15/56(2)		879,167	887,865
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(2)		1,236,563	1,266,862

	Principal Amount	Value
Hilton Grand Vacations Trust, Series 2019-AA, Class B, 2.54%, 7/25/33(2)	$1,927,679	$1,975,008
InStar Leasing III LLC, Series 2021-1A, Class A SEQ, 2.30%, 2/15/54(2)	2,553,941	2,570,672
Mosaic Solar Loan Trust, Series 2021-1A, Class A SEQ, 1.51%, 12/20/46(2)	2,405,231	2,387,612
MVW LLC, Series 2019-2A, Class A SEQ, 2.22%, 10/20/38(2)	1,447,614	1,475,921
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	220,559	222,730
Progress Residential Trust, Series 2019-SFR1, Class A SEQ, 3.42%, 8/17/35(2)	2,997,040	3,045,365
Progress Residential Trust, Series 2019-SFR4, Class B, 2.94%, 10/17/36(2)	3,900,000	3,976,368
Progress Residential Trust, Series 2021-SFR1, Class D, 1.81%, 4/17/38(2)	1,500,000	1,480,075
Progress Residential Trust, Series 2021-SFR2, Class C, 2.00%, 4/19/38(2)	7,625,000	7,641,218
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A SEQ, 3.20%, 1/20/36(2)	741,423	767,704
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class B, 2.75%, 8/20/36(2)	2,824,912	2,906,644
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class B, 1.34%, 11/20/37(2)	4,992,515	5,004,986
Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.83%, 11/17/39(2)	2,200,000	2,190,898
Wendy's Funding LLC, Series 2021-1A, Class A2II SEQ, 2.78%, 6/15/51(2)	1,900,000	1,925,543
TOTAL ASSET-BACKED SECURITIES (Cost $48,995,729)		49,511,443
COLLATERALIZED LOAN OBLIGATIONS — 4.1%
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 1.21%, (3-month LIBOR plus 1.02%), 4/20/31(2)	1,750,000	1,750,325
Dryden CLO Ltd., Series 2018-64A, Class A, VRN, 1.16%, (3-month LIBOR plus 0.97%), 4/18/31(2)	3,400,000	3,404,357
Dryden Senior Loan Fund, Series 2016-43A, Class B2R2, 3.09%, 4/20/34(2)	3,000,000	2,984,641
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 1.31%, (3-month LIBOR plus 1.12%), 7/20/31(2)	1,700,000	1,702,842
KKR CLO Ltd., Series 19, Class A2, VRN, 1.68%, (3-month LIBOR plus 1.50%), 10/15/30(2)	3,300,000	3,266,375
KKR CLO Ltd., Series 2022A, Class A, VRN, 1.34%, (3-month LIBOR plus 1.15%), 7/20/31(2)	2,250,000	2,251,558
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 1.16%, (3-month LIBOR plus 0.98%), 4/15/31(2)	2,500,000	2,502,731
Magnetite XXIX Ltd., Series 2021-29A, Class B, VRN, 1.50%, (3-month LIBOR plus 1.40%), 1/15/34(2)	2,600,000	2,601,885
Rockford Tower CLO Ltd., Series 2021-2A, Class B, VRN, 1.90%, (3-month LIBOR plus 1.75%), 7/20/34(2)(3)	2,000,000	2,000,000
Rockford Tower CLO Ltd., Series 2017-1A, Class BR2A, VRN, 1.83%, (3-month LIBOR plus 1.65%), 4/20/34(2)	3,000,000	3,007,153
Rockford Tower CLO Ltd., Series 2020-1A, Class B, VRN, 2.05%, (3-month LIBOR plus 1.80%), 1/20/32(2)	1,800,000	1,806,418

	Principal Amount/Shares	Value
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 1.26%, (3-month LIBOR plus 1.07%), 10/20/28(2)	$1,738,686	$1,740,530
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $28,979,580)		29,018,815
EXCHANGE-TRADED FUNDS — 3.8%
Vanguard Intermediate-Term Corporate Bond ETF	141,600	13,461,912
Vanguard Short-Term Corporate Bond ETF	159,400	13,183,974
TOTAL EXCHANGE-TRADED FUNDS (Cost $26,315,639)		26,645,886
U.S. GOVERNMENT AGENCY SECURITIES — 0.4%
Tennessee Valley Authority, Series B, 4.70%, 7/15/33 (Cost $3,296,247)	$2,400,000	3,118,045
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
BXMT Ltd., Series 2020-FL2, Class B, VRN, 1.52%, (1-month LIBOR plus 1.40%), 2/15/38(2) (Cost $2,400,000)	2,400,000	2,412,693
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.1%
FHLMC, 4.50%, 4/1/41	46,389	51,803
FNMA, 4.50%, 5/1/39	40,223	45,039
FNMA, 4.00%, 11/1/41	1,950	2,150
FNMA, 4.00%, 11/1/41	1,122	1,233
FNMA, 4.00%, 2/1/42	8,722	9,482
FNMA, 4.00%, 2/1/46	184,621	200,641
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $300,760)		310,348
TEMPORARY CASH INVESTMENTS(4) — 5.1%
BNP Paribas SA, 0.06%, 7/1/21(2)(5)	15,000,000	14,999,969
State Street Institutional U.S. Government Money Market Fund, Premier Class	20,759,779	20,759,779
TOTAL TEMPORARY CASH INVESTMENTS (Cost $35,759,779)		35,759,748
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $654,407,898)		700,150,788
OTHER ASSETS AND LIABILITIES — 0.7%		4,751,970
TOTAL NET ASSETS — 100.0%		$704,902,758

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	965,687	AUD	1,248,836	Bank of America N.A.	9/15/21	$28,829
USD	52,536,153	CAD	63,526,716	Bank of America N.A.	9/15/21	1,290,052
						$1,318,881

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	460	September 2021	$56,777,656	$(216,477)

^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	157	September 2021	$20,802,500	$(72,399)
U.S. Treasury Long Bonds	122	September 2021	19,611,500	(432,004)
U.S. Treasury Ultra Bonds	36	September 2021	6,936,750	(233,988)
			$47,350,750	$(738,391)

^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.21%	1/19/24	$22,000,000	$574	$655,107	$655,681
CPURNSA	Receive	2.27%	1/26/24	$5,000,000	517	138,557	139,074
CPURNSA	Receive	1.78%	6/6/24	$19,000,000	(654)	834,162	833,508
CPURNSA	Receive	1.71%	6/20/24	$12,600,000	(601)	584,351	583,750
CPURNSA	Receive	1.86%	7/30/24	$12,500,000	(601)	481,876	481,275
CPURNSA	Receive	1.86%	8/1/24	$13,600,000	(610)	526,528	525,918
CPURNSA	Receive	1.62%	10/17/24	$12,500,000	(602)	670,556	669,954
CPURNSA	Receive	2.26%	2/1/25	$12,000,000	573	357,692	358,265
CPURNSA	Receive	1.08%	6/4/25	$4,000,000	525	361,311	361,836
CPURNSA	Receive	2.24%	1/12/26	$9,000,000	555	295,160	295,715
CPURNSA	Receive	2.33%	2/2/26	$20,000,000	622	556,680	557,302
CPURNSA	Receive	2.15%	11/20/27	$5,000,000	(554)	178,018	177,464
CPURNSA	Receive	2.31%	3/28/28	$11,500,000	(624)	150,213	149,589
CPURNSA	Receive	1.79%	10/16/29	$6,100,000	(575)	470,642	470,067
CPURNSA	Receive	1.80%	10/21/29	$6,100,000	(566)	468,181	467,615
CPURNSA	Receive	1.88%	11/21/29	$1,000,000	(516)	69,255	68,739
CPURNSA	Receive	1.87%	11/25/29	$5,000,000	(554)	350,256	349,702
CPURNSA	Receive	1.29%	5/19/30	$3,000,000	533	399,476	400,009
CPURNSA	Receive	1.63%	6/25/30	$8,000,000	587	888,025	888,612
					$(1,971)	$8,436,046	$8,434,075

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.67%	4/1/22	$5,000,000	$(551,119)
Bank of America N.A.	CPURNSA	Receive	2.53%	8/19/24	$4,000,000	(241,132)
Bank of America N.A.	CPURNSA	Receive	1.79%	8/27/25	$3,000,000	164,255
Bank of America N.A.	CPURNSA	Receive	2.24%	4/11/27	$7,000,000	127,028
Bank of America N.A.	CPURNSA	Receive	2.22%	4/13/27	$1,750,000	36,146
Bank of America N.A.	CPURNSA	Receive	2.24%	4/28/27	$4,000,000	76,069
Barclays Bank plc	CPURNSA	Receive	2.59%	7/23/24	$2,300,000	(155,593)
Barclays Bank plc	CPURNSA	Receive	2.39%	9/19/24	$6,000,000	(249,578)
Barclays Bank plc	CPURNSA	Receive	2.36%	9/29/24	$6,500,000	(248,922)
Barclays Bank plc	CPURNSA	Receive	2.31%	9/30/24	$3,600,000	(114,398)
Barclays Bank plc	CPURNSA	Receive	2.90%	12/21/27	$15,100,000	(3,762,933)
Barclays Bank plc	CPURNSA	Receive	2.78%	7/2/44	$3,600,000	(820,701)
Goldman Sachs & Co.	CPURNSA	Receive	1.87%	5/23/26	$1,500,000	99,813
Goldman Sachs & Co.	CPURNSA	Receive	1.92%	5/31/26	$13,000,000	784,172
Goldman Sachs & Co.	CPURNSA	Receive	1.77%	6/16/26	$12,500,000	960,644
Goldman Sachs & Co.	CPURNSA	Receive	2.25%	11/15/26	$2,500,000	54,524
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/16/26	$2,500,000	44,044
						$(3,797,681)
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $13,401,843.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $154,452,559, which represented 21.9% of total net assets. Of these securities, 0.9% of total net assets were deemed illiquid under policies approved by the Board of Directors.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Category includes collateral received at the custodian bank for collateral requirements on swap agreements. At the period end, the aggregate value of cash deposits received was $1,720,000.
(5)The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JUNE 30, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $654,407,898)	$700,150,788
Receivable for investments sold	13,916,149
Receivable for capital shares sold	1,284,762
Receivable for variation margin on swap agreements	129,793
Unrealized appreciation on forward foreign currency exchange contracts	1,318,881
Swap agreements, at value	2,346,695
Interest and dividends receivable	1,699,755
720,846,823

Liabilities
Payable for collateral received for swap agreements	1,720,000
Payable for investments purchased	6,585,383
Payable for capital shares redeemed	987,417
Payable for variation margin on futures contracts	128,609
Swap agreements, at value	6,144,376
Accrued management fees	260,550
Distribution fees payable	117,730
15,944,065

Net Assets	$704,902,758

Net Assets Consist of:
Capital (par value and paid-in surplus)	$658,969,374
Distributable earnings	45,933,384
$704,902,758

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$124,850,968	11,175,235	$11.17
Class II, $0.01 Par Value	$580,051,790	52,022,311	$11.15

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$12,265,379
Dividends	126,392
12,391,771

Expenses:
Management fees	1,512,631
Distribution fees - Class II	672,880
Directors' fees and expenses	21,272
Other expenses	1,280
2,208,063

Net investment income (loss)	10,183,708

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	5,569,181
Forward foreign currency exchange contract transactions	(3,097,206)
Futures contract transactions	1,228,113
Swap agreement transactions	(1,185)
Foreign currency translation transactions	4,389
3,703,292

Change in net unrealized appreciation (depreciation) on:
Investments	(12,497,016)
Forward foreign currency exchange contracts	1,862,741
Futures contracts	(883,170)
Swap agreements	11,535,685
Translation of assets and liabilities in foreign currencies	(2,419)
15,821

Net realized and unrealized gain (loss)	3,719,113

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,902,821

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2021 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2020
Increase (Decrease) in Net Assets	June 30, 2021	December 31, 2020
Operations
Net investment income (loss)	$10,183,708	$7,976,324
Net realized gain (loss)	3,703,292	9,718,697
Change in net unrealized appreciation (depreciation)	15,821	36,785,168
Net increase (decrease) in net assets resulting from operations	13,902,821	54,480,189

Distributions to Shareholders
From earnings:
Class I	(1,947,515)	(1,807,066)
Class II	(8,020,473)	(6,692,105)
Decrease in net assets from distributions	(9,967,988)	(8,499,171)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	63,622,091	(17,772,719)

Net increase (decrease) in net assets	67,556,924	28,208,299

Net Assets
Beginning of period	637,345,834	609,137,535
End of period	$704,902,758	$637,345,834

See Notes to Financial Statements.

Notes to Financial Statements

JUNE 30, 2021 (UNAUDITED)

1. Organization

American Century Variable Portfolios II, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Inflation Protection Fund (the fund) is the sole fund issued by the corporation. The fund’s investment objective is to pursue long-term total return using a strategy that seeks to protect against U.S. inflation. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for each class for the period ended June 30, 2021 was 0.45%.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2021 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.
4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended June 30, 2021 totaled $280,571,753, of which $117,265,828 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended June 30, 2021 totaled $234,761,236, of which $142,204,215 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions
Transactions in shares of the fund were as follows:

	Six months ended June 30, 2021		Year ended December 31, 2020
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	250,000,000		250,000,000
Sold	2,392,962	$26,533,527	5,528,343	$58,256,888
Issued in reinvestment of distributions	175,725	1,947,515	166,975	1,807,066
Redeemed	(2,480,123)	(27,584,351)	(4,193,999)	(43,607,039)
	88,564	896,691	1,501,319	16,456,915
Class II/Shares Authorized	250,000,000		250,000,000
Sold	10,319,958	114,309,195	12,161,566	129,166,048
Issued in reinvestment of distributions	724,393	8,020,473	619,246	6,692,105
Redeemed	(5,387,844)	(59,604,268)	(16,189,669)	(170,087,787)
	5,656,507	62,725,400	(3,408,857)	(34,229,634)
Net increase (decrease)	5,745,071	$63,622,091	(1,907,538)	$(17,772,719)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$380,554,160	—
Collateralized Mortgage Obligations	—	65,715,935	—
Corporate Bonds	—	54,766,918	—
Sovereign Governments and Agencies	—	52,336,797	—
Asset-Backed Securities	—	49,511,443	—
Collateralized Loan Obligations	—	29,018,815	—
Exchange-Traded Funds	$26,645,886	—	—
U.S. Government Agency Securities	—	3,118,045	—
Commercial Mortgage-Backed Securities	—	2,412,693	—
U.S. Government Agency Mortgage-Backed Securities	—	310,348	—
Temporary Cash Investments	20,759,779	14,999,969	—
	$47,405,665	$652,745,123	—
Other Financial Instruments
Swap Agreements	—	$10,780,770	—
Forward Foreign Currency Exchange Contracts	—	1,318,881	—
	—	$12,099,651	—

Liabilities
Other Financial Instruments
Futures Contracts	$954,868	—	—
Swap Agreements	—	$6,144,376	—
	$954,868	$6,144,376	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $48,354,251.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $60,141,839 futures contracts purchased and $34,497,276 futures contracts sold.
Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $281,750,000.

Value of Derivative Instruments as of June 30, 2021

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$1,318,881	Unrealized depreciation on forward foreign currency exchange contracts	—
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$128,609
Other Contracts	Receivable for variation margin on swap agreements*	129,793	Payable for variation margin on swap agreements*	—
Other Contracts	Swap agreements	2,346,695	Swap agreements	6,144,376
		$3,795,369		$6,272,985

*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2021

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	$(3,097,206)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$1,862,741
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	1,228,113	Change in net unrealized appreciation (depreciation) on futures contracts	(883,170)
Other Contracts	Net realized gain (loss) on swap agreement transactions	(1,185)	Change in net unrealized appreciation (depreciation) on swap agreements	11,535,685
		$(1,870,278)		$12,515,256

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. However, LIBOR is expected to be phased out and the transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.
There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.
9. Federal Tax Information
The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$654,498,139
Gross tax appreciation of investments	$46,397,848
Gross tax depreciation of investments	(745,199)
Net tax appreciation (depreciation) of investments	$45,652,649

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2020, the fund had accumulated short-term capital losses of $(591,226) and accumulated long-term capital losses of $(6,112,989), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2021(3)	$11.11	0.18	0.05	0.23	(0.17)	—	(0.17)	$11.17	2.11%	0.46%(4)	3.27%(4)	36%	$124,851
2020	$10.28	0.16	0.84	1.00	(0.17)	—	(0.17)	$11.11	9.81%	0.47%	1.53%	66%	$123,185
2019	$9.66	0.25	0.63	0.88	(0.26)	—	(0.26)	$10.28	9.16%	0.47%	2.48%	41%	$98,523
2018	$10.23	0.28	(0.54)	(0.26)	(0.31)	—	(0.31)	$9.66	(2.57)%	0.48%	2.83%	15%	$86,413
2017	$10.13	0.24	0.15	0.39	(0.29)	—	(0.29)	$10.23	3.92%	0.47%	2.34%	28%	$88,334
2016	$9.96	0.20	0.27	0.47	(0.22)	(0.08)	(0.30)	$10.13	4.71%	0.48%	1.88%	37%	$78,925
Class II
2021(3)	$11.09	0.17	0.05	0.22	(0.16)	—	(0.16)	$11.15	1.98%	0.71%(4)	3.02%(4)	36%	$580,052
2020	$10.26	0.14	0.84	0.98	(0.15)	—	(0.15)	$11.09	9.55%	0.72%	1.28%	66%	$514,161
2019	$9.64	0.22	0.63	0.85	(0.23)	—	(0.23)	$10.26	8.90%	0.72%	2.23%	41%	$510,615
2018	$10.21	0.26	(0.55)	(0.29)	(0.28)	—	(0.28)	$9.64	(2.82)%	0.73%	2.58%	15%	$525,858
2017	$10.11	0.21	0.16	0.37	(0.27)	—	(0.27)	$10.21	3.67%	0.72%	2.09%	28%	$588,902
2016	$9.94	0.17	0.27	0.44	(0.19)	(0.08)	(0.27)	$10.11	4.39%	0.73%	1.63%	37%	$580,541

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.
(3)Six months ended June 30, 2021 (unaudited).
(4)Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 16, 2021, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Directors have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Directors noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary service levels and quality, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided and to be provided by the Advisor and its affiliates to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans, COVID-19 pandemic response, vendor management practices, and social justice initiatives;
•the Advisor’s business continuity plans and cyber security practices;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two meetings and the independent Directors met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was below its benchmark for the one- and three-year periods, and above the benchmark for the five- and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2019 through December 31, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Additional Information

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-378-9878 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Change in Independent Registered Public Accounting Firm

On June 16, 2021, the fund’s Audit and Compliance Committee and Board of Directors approved a change to the fund’s independent registered public accountant. PricewaterhouseCoopers LLP resigned and Deloitte & Touche LLP was appointed as the independent registered public accounting firm for the fiscal year ending December 31, 2021.

During the fiscal years ended December 31, 2019 and December 31, 2020 and the subsequent interim period through June 16, 2021, there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to their satisfaction would have caused them to make reference to the subject matter of the disagreements in connection with their reports or reportable events, as such term is described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended. The audit reports of PricewaterhouseCoopers LLP on the financial statements of the fund for the fiscal years ended December 31, 2019 and December 31, 2020, did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.

During the fiscal years ended December 31, 2019 and December 31, 2020 and the subsequent interim period through June 16, 2021, neither the fund, nor anyone on its behalf, consulted with Deloitte & Touche LLP, on behalf of the fund, regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the fund’s financial statements, or any matter that was either the subject of a disagreement or a reportable event, as such terms are described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended.

The fund requested that PricewaterhouseCoopers LLP furnish it with a letter addressed to the Securities and Exchange Commission stating whether PricewaterhouseCoopers LLP agrees with the statements contained above. A copy of the letter from PricewaterhouseCoopers LLP to the Securities and Exchange Commission is filed as an exhibit hereto.

Notes

Notes

Contact Us	americancentury.com
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American Century Variable Portfolios II, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92981 2108

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4)(i) Change in Registrant’s Independent Public Accountant.

(a)(4)(ii) Letter from PricewaterhouseCoopers LLP.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios II, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	August 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	August 24, 2021

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	August 24, 2021